Commitments- Capital commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Capital expenditures
Capital commitments
Contracted but not provided for	¥ 5,788	¥ 4,609
Purchase of property and equipment
Capital commitments
Contracted but not provided for	3,181	1,771
Construction of corporate campuses
Capital commitments
Contracted but not provided for	¥ 2,607	¥ 2,838